Stock Compensation - Schedule of Changes in Outstanding Options (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, Outstanding, at beginning of fiscal year	419,751	339,701	423,118
Number of options, Granted		86,000
Number of options, Expired	(65,500)		(82,167)
Number of options, Exercised	(3,000)
Number of options, Forfeited		(5,950)	(1,250)
Number of options, Outstanding, at end of fiscal year	351,251	419,751	339,701	423,118
Number of options, Vested and expected to be vested	351,251	419,751	339,701
Number of options, Exercisable, at end of fiscal year	343,751	369,752	287,452
Range of exercise price, Outstanding, at beginning of fiscal year, Minimum	$ 4.75	$ 8.99	$ 8.99
Range of exercise price, Outstanding, at beginning of fiscal year, Maximum	$ 30.56	$ 30.56	$ 30.56
Range of exercise price, Granted		$ 4.75
Range of exercise price, Expired, Minimum	$ 30.40		$ 19.00
Range of exercise price, Expired
Range of exercise price, Expired, Maximum	$ 30.56		$ 25.00
Range of exercise price, Exercised	$ 4.75
Range of exercise price, Forfeited, Minimum		$ 15.60	$ 25.00
Range of exercise price, Forfeited
Range of exercise price, Forfeited, Maximum		$ 30.56	$ 30.56
Range of exercise price, Outstanding, at end of fiscal year, Minimum	$ 4.75	$ 4.75	$ 8.99	$ 8.99
Range of exercise price, Outstanding, at end of fiscal year, Maximum	$ 15.56	$ 30.56	$ 30.56	$ 30.56
Range of exercise price, Vested and expected to be vested, Minimum	$ 4.75	$ 4.75	$ 8.99
Range of exercise price, Vested and expected to be vested, Maximum	$ 15.56	$ 30.56	$ 30.56
Range of exercise price, Exercisable, at end of fiscal year, Minimum	$ 4.75	$ 4.75	$ 8.99
Range of exercise price, Exercisable, at end of fiscal year, Maximum	$ 15.56	$ 30.56	$ 30.56
Weighted average exercise price, Outstanding, at beginning of fiscal year	$ 14.96	$ 17.66	$ 18.00
Weighted average exercise price, Granted		$ 4.75
Weighted average exercise price, Expired	$ 30.55		$ 19.22
Weighted average exercise price, Exercised	$ 4.75
Weighted average exercise price, Forfeited		$ 21.26	$ 29.45
Weighted average exercise price, Outstanding, at end of fiscal year	$ 12.14	$ 14.96	$ 17.66	$ 18.00
Weighted average exercise price, Vested and expected to be vested	$ 12.14	$ 14.96	$ 17.66
Weighted average exercise price, Exercisable, at end of fiscal year	$ 12.24	$ 13.41	$ 16.06
Weighted average remaining contractual term, Options outstanding	3 years 10 months 28 days	4 years 3 months 11 days	3 years 11 months 16 days	4 years 4 days
Weighted average remaining contractual term, Vested and expected to be vested	3 years 10 months 28 days	4 years 3 months 11 days	3 years 11 months 16 days
Weighted average remaining contractual term, Exercisable, at end of fiscal year	3 years 10 months 6 days	4 years 7 months 6 days	4 years 2 months 1 day
Aggregate intrinsic value, Outstanding, at beginning of fiscal year	$ 0	$ 0	$ 0
Aggregate intrinsic value, Outstanding, at end of fiscal year	0	0	0	0
Aggregate intrinsic value, Vested and expected to be vested	$ 0	$ 0	$ 0